UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6653

The Jensen Portfolio, Inc.
 (Exact name of registrant as specified in charter)

5300 Meadows Road, Suite 250
Lake Oswego, OR 97035-8234
 (Address of principal executive offices) (Zip code)

Robert McIver
5300 Meadows Road, Suite 250
Lake Oswego, OR 97035-8234
 (Name and address of agent for service)

(800) 221-4384
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  February 29, 2016

Item 1. Schedule of Investments.

Jensen Quality Growth Fund
Schedule of Investments
February 29, 2016 (Unaudited)
(showing percentage of total net assets)

SHARES		VALUE
	Common Stocks - 96.80%
	Aerospace & Defense - 4.93%
2,353,000	United Technologies Corporation	$227,346,860
	Air Freight & Logistics - 2.78%
1,326,000	United Parcel Service, Inc. - Class B	128,025,300
	Beverages - 8.04%
2,344,000	The Coca-Cola Company	101,096,720
2,759,000	PepsiCo, Inc.	269,885,380
		370,982,100
	Capital Markets - 2.39%
1,592,000	T. Rowe Price Group, Inc.	110,023,120
	Chemicals - 9.19%
2,080,000	Ecolab, Inc.	213,304,000
2,069,000	Praxair, Inc.	210,603,510
		423,907,510
	Electrical Equipment - 2.31%
2,187,000	Emerson Electric Company	106,791,210
	Electronic Equipment, Instruments & Components - 2.87%
2,497,000	Amphenol Corporation - Class A	132,515,790
	Health Care Equipment & Supplies - 8.65%
1,814,000	Becton Dickinson & Company	267,474,300
1,317,000	Stryker Corporation	131,541,960
		399,016,260
	Health Care Providers & Services - 4.04%
1,564,000	UnitedHealth Group, Inc.	186,272,400
	Household Products - 6.92%
1,887,000	Colgate-Palmolive Company	123,862,680
2,434,000	The Procter & Gamble Company	195,425,860
		319,288,540
	Industrial Conglomerates - 5.36%
1,577,000	3M Company	247,383,990
	IT Services - 10.05%
2,201,000	Accenture PLC - Class A (a)	220,672,260
2,301,000	Cognizant Technology Solutions Corporation - Class A (b)	131,110,980
1,287,000	MasterCard, Inc. - Class A	111,866,040
		463,649,280
	Life Sciences Tools & Services - 2.42%
929,300	Waters Corporation (b)	111,804,083
	Media - 4.11%
2,435,000	Omnicom Group, Inc.	189,467,350
	Pharmaceuticals - 5.52%
2,421,000	Johnson & Johnson	254,713,410
	Software - 9.51%
4,644,000	Microsoft Corporation	236,286,720
5,498,000	Oracle Corporation	202,216,440
		438,503,160
	Specialty Retail - 4.92%
3,066,000	The TJX Companies, Inc.	227,190,600
	Textiles, Apparel & Luxury Goods - 2.79%
2,087,000	NIKE, Inc. - Class B	128,538,330
	Total Common Stocks (Cost $2,835,322,006)	4,465,419,293

	Short-Term Investment - 2.80%
	Money Market Fund - 2.80%
129,287,573	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I, 0.35% (c)	129,287,573
	Total Short-Term Investment (Cost $129,287,573)	129,287,573
	Total Investments (Cost $2,964,609,579) - 99.60%	4,594,706,866
	Other Assets in Excess of Liabilities - 0.40%	18,309,506
	TOTAL NET ASSETS - 100.00%	$4,613,016,372

(a)	Foreign issued security. Foreign concentration was as follows: Ireland 4.78% as a percentage of net assets.
(b)	Non-income producing security.
(c)	Variable rate security. Rate listed is the 7-day effective yield as of February 29, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying footnotes are an integral part of these Schedule of Investments.

Fair Value Measurement

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  The three levels of the fair value hierarchy are as follows:

Level 1 -	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.
Level 2 -
Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active and prices for similar securities, interest rates, credit risk, etc.

Level 3 -	Inputs that are unobservable (including the Fund's own assumptions in determining the fair value of investments).

Inputs refer broadly to the assumptions that market participants use to make valuation decisions, including assumptions about risk.  Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors.  A financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  However, the determination of what constitutes "observable" requires significant judgment by the Fund.  The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.  The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund's perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, include common stocks and certain money market securities, and are classified within Level 1.  Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2.  Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all.

The following is a summary of the inputs used, as of February 29, 2016, to value the Fund's investments carried at fair value.  The inputs and methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Investments at Value	Total	Level 1	Level 2	Level 3
Total Common Stocks*	$4,465,419,293	$4,465,419,293	$-	$-
Total Money Market Fund	129,287,573	129,287,573	-	-
Total Investments	$4,594,706,866	$4,594,706,866	$-	$-

* For further information regarding security characteristics and industry classifications, please see the Schedule of Investments.

The Fund did not hold any investments during the period ended February 29, 2016 with significant unobservable inputs which would be classified as Level 3.  There were no transfers of securities between levels during the reporting period.  It is the Fund's policy to record transfers between levels as of the end of the reporting period.  The Fund did not hold any derivative instruments during the reporting period.

The cost basis of investments for federal income tax purposes at February 29, 2016 was as follows**:

Cost of investments	$2,964,609,579
Gross unrealized appreciation	1,638,722,664
Gross unrealized depreciation	(8,625,377)
Net unrealized appreciation	$1,630,097,287

** Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Jensen Portfolio, Inc., doing business as Jensen Quality Growth Fund

By (Signature and Title)   /s/ Robert McIver
  Robert McIver, President

Date  April 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Robert McIver
Robert McIver, President

Date  April 26, 2016

By (Signature and Title)*  /s/ Brian Ferrie
  Brian Ferrie, Treasurer

Date  April 26, 2016

* Print the name and title of each signing officer under his or her signature.